Note 8 - 2019 Equity Incentive Plan (Details Textual) - The 2019 Plan [Member] - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		67 Months Ended
	Mar. 31, 2024	May 31, 2020	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized (in shares)	1,171,768	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)			2,782,809		2,782,809		1,690,000		2,782,809
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					568,097		608,388	0	2,149,138
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)			633,671		633,671		30,000		633,671
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)					4 years		4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)					10 years		10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value			$ 69,000		$ 69,000		$ 494,000		$ 69,000
Share-Based Payment Arrangement, Expense			199,000	$ 154,000	562,000	$ 454,000	603,000	$ 427,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			1,600,000		$ 1,600,000		$ 1,200,000		1,600,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					3 years		2 years 8 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value			69,000		$ 69,000		$ 470,000		$ 69,000
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense			52,000	13,000	126,000	42,000	55,000	80,000
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expense			$ 147,000	$ 141,000	$ 436,000	$ 412,000	$ 548,000	$ 347,000